Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Oct. 23, 2015
Document Effective Date	Oct. 27, 2015
Prospectus Date	Oct. 27, 2015
AlphaClone Small Cap ETF | AlphaClone Small Cap ETF
Prospectus:
Trading Symbol	ALFS
AlphaClone International ETF | AlphaClone International ETF
Prospectus:
Trading Symbol	ALFI
AlphaClone Activist ETF | AlphaClone Activist ETF
Prospectus:
Trading Symbol	ALFD
AlphaClone Value ETF | AlphaClone Value ETF
Prospectus:
Trading Symbol	ALFV